FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Enpro Inc. Retirement Savings Plan [Member]
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
3.
FAIR VALUE MEASUREMENTS

GAAP provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described as follows:

Level 1
Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2
Inputs to the valuation methodology include:
Quoted prices for similar assets or liabilities in active markets;
Quoted prices for identical or similar assets or liabilities in inactive markets;
Inputs other than quoted prices that are observable for the asset or liability;
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3
Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for investments measured at fair value. There have been no changes in the methodology used as of December 31, 2025 or 2024.

Mutual funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Collective trust funds: Valued at the NAV of units of a bank collective trust. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.

Employer securities: Valued at the closing price reported on the active market (NYSE ticker: NPO) in which the securities are actively traded.

Interest-bearing cash: Valued as of the ending cash balance plus any accrued interest held by the Plan as of year-end.

Self-directed investments: Valued at the closing price reported on the active markets on which the individual securities are traded. The self-directed accounts consist primarily of common stocks and mutual funds actively traded in public markets and interest-bearing cash balances.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although management believes the Plan’s valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement as of the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$162,888,399	$—	$—	$162,888,399
Employer securities	10,294,738	—	—	10,294,738
Interest-bearing cash	595	—	—	595
Self-directed investments	16,723,284	—	—	16,723,284
Total investments in the fair value hierarchy	$189,907,016	$—	$—	$189,907,016
Investments measured at NAV, as a practical expedient				224,035,994
Investments, at fair value				$413,943,010
The following table sets forth by level, within the fair value hierarchy, the Plan's investments at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$144,336,182	$—	$—	$144,336,182
Employer securities	7,965,580	—	—	7,965,580
Interest-bearing cash	555	—	—	555
Self-directed investments	14,930,354	—	—	14,930,354
Total investments in the fair value hierarchy	$167,232,671	$—	$—	$167,232,671
Investments measured at NAV, as a practical expedient				199,503,439
Investments, at fair value				$366,736,110

The following table summarizes investments measured at fair value based on NAV per share, as a practical expedient, as of December 31, 2025 and 2024, respectively.

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective Trust Funds -Target Date	$173,377,184	None	Daily	1 to 5 days
Collective Trust Funds - Income	$20,460,497	None	Daily	1 to 5 days
Collective Trust Funds – Stable Value	$17,590,673	None	Daily	0 to 10 days
Collective Trust Funds – Small-Mid Cap	$12,607,640	None	Daily	0 to 10 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective Trust Funds -Target Date	$153,849,810	None	Daily	1 to 5 days
Collective Trust Funds - Income	$12,805,582	None	Daily	1 to 5 days
Collective Trust Funds – Stable Value	$17,635,578	None	Daily	0 to 10 days
Collective Trust Funds – Small-Mid Cap	$15,212,469	None	Daily	0 to 10 days